Property, Plant and Equipment - Schedule of Computer System and Equipment (Details) - MYR (RM)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about investment property [line items]
Balance	RM 113,296,534
Balance	99,126,670	RM 113,296,534
Cost [Member]
Disclosure of detailed information about investment property [line items]
Balance	158,400,231	128,400,231
Additions		30,000,000
Disposal / Written-off	(20,231)
Balance	158,380,000	158,400,231
Accumulated depreciation [Member]
Disclosure of detailed information about investment property [line items]
Balance	(45,103,697)	(16,793,678)
Charge for the period/year	(14,154,000)	(28,310,019)
Disposal / Written-off	4,367
Balance	RM (59,253,330)	RM (45,103,697)